SCHEDULE OF UNDISCOUNTED REPAYMENTS (Details) - CAD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	$ 92,828	$ 135,971	$ 192,651
Long-term borrowings [member]
IfrsStatementLineItems [Line Items]
December 31, 2023	13,184
December 31, 2024	44,982
December 31, 2025	34,662
Total	$ 92,828